Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 7 – Commitments and Contingencies

Operating Leases

The Company leases six facilities under lease commitments that expire through November 2016, and also leases trucks and equipment under several equipment lease commitments that expire through June 2017; all of these facility and equipment leases are accounted for as operating leases. Future minimum lease commitments for these facilities and other operating leases are as follows:

Year Ended December 31,
2013	$731,965
2014	392,471
2015	241,763
2016	192,126
2017	45,600

Total	$1,603,925

Capital Leases

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Total Capital Leases	455,093
Less: Accumulated Depreciation	(148,396)
Net Assets Under Capital Leases	$306,697

The following is a summary of the future minimum lease payments related to capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

Year Ended December 31,	Minimum Lease Payments
2013	63,484
2014	-
Total minimum lease payments	63,484
Less: Interest	(1,176)
Net minimum lease payments	62,308
Less: Current portion	(62,308)
Long-term portion of net minimum lease payments	$-